PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks 97.7%
Aerospace & Defense 1.8%
Axon Enterprise, Inc.*	1,240	$736,957
Boeing Co. (The)*	12,844	2,273,388
General Dynamics Corp.	4,432	1,167,788
General Electric Co.	18,600	3,102,294
Howmet Aerospace, Inc.	6,881	752,575
Huntington Ingalls Industries, Inc.	600	113,382
L3Harris Technologies, Inc.	3,216	676,260
Lockheed Martin Corp.	3,646	1,771,737
Northrop Grumman Corp.	2,408	1,130,050
RTX Corp.	22,831	2,642,003
Textron, Inc.	3,134	239,720
TransDigm Group, Inc.	970	1,229,262
		15,835,416
Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	1,900	196,308
Expeditors International of Washington, Inc.	2,500	276,925
FedEx Corp.	3,846	1,081,995
United Parcel Service, Inc. (Class B Stock)	12,690	1,600,209
		3,155,437
Automobile Components 0.0%
Aptiv PLC (United Kingdom)*	4,050	244,944
BorgWarner, Inc.	3,700	117,623
		362,567
Automobiles 2.4%
Ford Motor Co.	69,038	683,476
General Motors Co.	18,900	1,006,803
Tesla, Inc.*	48,070	19,412,589
		21,102,868
Banks 3.3%
Bank of America Corp.	114,995	5,054,030
Citigroup, Inc.	32,595	2,294,362
Citizens Financial Group, Inc.	7,800	341,328
Fifth Third Bancorp	11,773	497,762
Huntington Bancshares, Inc.	26,029	423,492
JPMorgan Chase & Co.	48,503	11,626,654

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
KeyCorp	16,235	$278,268
M&T Bank Corp.	2,755	517,968
PNC Financial Services Group, Inc. (The)	6,772	1,305,980
Regions Financial Corp.	15,774	371,005
Truist Financial Corp.	23,172	1,005,201
U.S. Bancorp	26,795	1,281,605
Wells Fargo & Co.	57,336	4,027,281
		29,024,936
Beverages 1.1%
Brown-Forman Corp. (Class B Stock)	3,350	127,233
Coca-Cola Co. (The)	66,764	4,156,727
Constellation Brands, Inc. (Class A Stock)	2,670	590,070
Keurig Dr. Pepper, Inc.	19,500	626,340
Molson Coors Beverage Co. (Class B Stock)	3,294	188,812
Monster Beverage Corp.*	12,190	640,706
PepsiCo, Inc.	23,741	3,610,057
		9,939,945
Biotechnology 1.6%
AbbVie, Inc.	30,389	5,400,125
Amgen, Inc.	9,296	2,422,910
Biogen, Inc.*	2,480	379,242
Gilead Sciences, Inc.	21,500	1,985,955
Incyte Corp.*	2,720	187,870
Moderna, Inc.*	6,040	251,143
Regeneron Pharmaceuticals, Inc.*	1,800	1,282,194
Vertex Pharmaceuticals, Inc.*	4,360	1,755,772
		13,665,211
Broadline Retail 4.1%
Amazon.com, Inc.*	161,200	35,365,668
eBay, Inc.	8,340	516,663
		35,882,331
Building Products 0.5%
A.O. Smith Corp.	2,100	143,241
Allegion PLC	1,533	200,332
Builders FirstSource, Inc.*	1,900	271,567
Carrier Global Corp.	14,529	991,750
Johnson Controls International PLC	11,587	914,562

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products (cont’d.)
Lennox International, Inc.	540	$329,022
Masco Corp.	3,626	263,139
Trane Technologies PLC	3,900	1,440,465
		4,554,078
Capital Markets 3.1%
Ameriprise Financial, Inc.	1,661	884,366
Bank of New York Mellon Corp. (The)	12,538	963,295
Blackrock, Inc.	2,410	2,470,515
Blackstone, Inc.	12,300	2,120,766
Cboe Global Markets, Inc.	1,700	332,180
Charles Schwab Corp. (The)	25,911	1,917,673
CME Group, Inc.	6,200	1,439,826
FactSet Research Systems, Inc.	700	336,196
Franklin Resources, Inc.	5,742	116,505
Goldman Sachs Group, Inc. (The)	5,400	3,092,148
Intercontinental Exchange, Inc.	9,900	1,475,199
Invesco Ltd.	8,100	141,588
KKR & Co., Inc.	11,600	1,715,756
MarketAxess Holdings, Inc.	710	160,488
Moody’s Corp.	2,566	1,214,668
Morgan Stanley	21,390	2,689,151
MSCI, Inc.	1,370	822,014
Nasdaq, Inc.	7,100	548,901
Northern Trust Corp.	3,362	344,605
Raymond James Financial, Inc.	3,100	481,523
S&P Global, Inc.	5,540	2,759,086
State Street Corp.	4,962	487,020
T. Rowe Price Group, Inc.	3,800	429,742
		26,943,211
Chemicals 1.2%
Air Products & Chemicals, Inc.	3,702	1,073,728
Albemarle Corp.(a)	2,140	184,211
Celanese Corp.	1,800	124,578
CF Industries Holdings, Inc.	3,000	255,960
Corteva, Inc.	11,709	666,945
Dow, Inc.	12,509	501,986
DuPont de Nemours, Inc.	7,309	557,311
Eastman Chemical Co.	1,886	172,230
Ecolab, Inc.	4,342	1,017,417
FMC Corp.	2,300	111,803
International Flavors & Fragrances, Inc.	4,415	373,288

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Linde PLC	8,168	$3,419,697
LyondellBasell Industries NV (Class A Stock)	4,500	334,215
Mosaic Co. (The)	6,000	147,480
PPG Industries, Inc.	4,048	483,534
Sherwin-Williams Co. (The)	3,888	1,321,648
		10,746,031
Commercial Services & Supplies 0.5%
Cintas Corp.	5,840	1,066,968
Copart, Inc.*	15,300	878,067
Republic Services, Inc.	3,435	691,054
Rollins, Inc.	4,875	225,956
Veralto Corp.	3,940	401,289
Waste Management, Inc.	6,313	1,273,900
		4,537,234
Communications Equipment 0.9%
Arista Networks, Inc.*	17,720	1,958,591
Cisco Systems, Inc.	69,244	4,099,245
F5, Inc.*	900	226,323
Juniper Networks, Inc.	6,100	228,445
Motorola Solutions, Inc.	2,756	1,273,906
		7,786,510
Construction & Engineering 0.1%
Quanta Services, Inc.	2,500	790,125
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,040	537,160
Vulcan Materials Co.	2,300	591,629
		1,128,789
Consumer Finance 0.6%
American Express Co.	9,499	2,819,208
Capital One Financial Corp.	6,566	1,170,849
Discover Financial Services	4,218	730,684
Synchrony Financial	6,665	433,225
		5,153,966

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	7,638	$6,998,470
Dollar General Corp.	3,700	280,534
Dollar Tree, Inc.*	3,442	257,943
Kroger Co. (The)(a)	11,368	695,153
Sysco Corp.	8,380	640,735
Target Corp.	7,982	1,079,007
Walgreens Boots Alliance, Inc.	13,578	126,683
Walmart, Inc.	74,658	6,745,350
		16,823,875
Containers & Packaging 0.2%
Amcor PLC	25,560	240,520
Avery Dennison Corp.	1,438	269,093
Ball Corp.	5,128	282,707
International Paper Co.	5,984	322,059
Packaging Corp. of America	1,470	330,941
Smurfit WestRock PLC	8,433	454,201
		1,899,521
Distributors 0.1%
Genuine Parts Co.	2,399	280,107
LKQ Corp.	4,900	180,075
Pool Corp.	620	211,383
		671,565
Diversified Telecommunication Services 0.6%
AT&T, Inc.	124,207	2,828,193
Verizon Communications, Inc.	72,333	2,892,597
		5,720,790
Electric Utilities 1.5%
Alliant Energy Corp.	4,300	254,302
American Electric Power Co., Inc.	9,291	856,909
Constellation Energy Corp.	5,403	1,208,705
Duke Energy Corp.	13,339	1,437,144
Edison International	6,662	531,894
Entergy Corp.	7,230	548,178
Evergy, Inc.	4,300	264,665
Eversource Energy	6,200	356,066
Exelon Corp.	17,712	666,680
FirstEnergy Corp.	8,977	357,105

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
NextEra Energy, Inc.	35,528	$2,547,002
NRG Energy, Inc.	3,500	315,770
PG&E Corp.	37,700	760,786
Pinnacle West Capital Corp.(a)	2,000	169,540
PPL Corp.	13,052	423,668
Southern Co. (The)	18,815	1,548,851
Xcel Energy, Inc.	9,683	653,796
		12,901,061
Electrical Equipment 0.8%
AMETEK, Inc.	4,000	721,040
Eaton Corp. PLC	6,793	2,254,393
Emerson Electric Co.	9,750	1,208,317
GE Vernova, Inc.	4,700	1,545,971
Generac Holdings, Inc.*	900	139,545
Hubbell, Inc.	900	377,001
Rockwell Automation, Inc.(a)	1,943	555,290
		6,801,557
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. (Class A Stock)	20,800	1,444,560
CDW Corp.	2,300	400,292
Corning, Inc.	13,497	641,377
Jabil, Inc.	2,000	287,800
Keysight Technologies, Inc.*	2,900	465,827
TE Connectivity PLC (Switzerland)	5,250	750,593
Teledyne Technologies, Inc.*	808	375,017
Trimble, Inc.*	4,300	303,838
Zebra Technologies Corp. (Class A Stock)*	820	316,700
		4,986,004
Energy Equipment & Services 0.2%
Baker Hughes Co.	17,145	703,288
Halliburton Co.	15,722	427,481
Schlumberger NV	24,832	952,059
		2,082,828
Entertainment 1.4%
Electronic Arts, Inc.	4,000	585,200
Live Nation Entertainment, Inc.*	2,600	336,700
Netflix, Inc.*	7,350	6,551,202

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Entertainment (cont’d.)
Take-Two Interactive Software, Inc.*	2,800	$515,424
Walt Disney Co. (The)	31,236	3,478,129
Warner Bros Discovery, Inc.*	39,585	418,413
		11,885,068
Financial Services 4.3%
Apollo Global Management, Inc.	7,700	1,271,732
Berkshire Hathaway, Inc. (Class B Stock)*	31,690	14,364,443
Corpay, Inc.*	1,120	379,030
Fidelity National Information Services, Inc.	9,360	756,007
Fiserv, Inc.*	9,800	2,013,116
Global Payments, Inc.	4,394	492,392
Jack Henry & Associates, Inc.	1,300	227,890
Mastercard, Inc. (Class A Stock)	14,100	7,424,637
PayPal Holdings, Inc.*	17,230	1,470,581
Visa, Inc. (Class A Stock)	29,800	9,417,992
		37,817,820
Food Products 0.6%
Archer-Daniels-Midland Co.	8,159	412,193
Bunge Global SA	2,600	202,176
Conagra Brands, Inc.	8,143	225,968
General Mills, Inc.	9,444	602,244
Hershey Co. (The)	2,416	409,150
Hormel Foods Corp.	5,400	169,398
J.M. Smucker Co. (The)	1,770	194,912
Kellanova	4,870	394,324
Kraft Heinz Co. (The)	14,555	446,984
Lamb Weston Holdings, Inc.	2,700	180,441
McCormick & Co., Inc.	4,400	335,456
Mondelez International, Inc. (Class A Stock)	22,966	1,371,759
The Campbell’s Co.	3,547	148,548
Tyson Foods, Inc. (Class A Stock)	4,900	281,456
		5,375,009
Gas Utilities 0.0%
Atmos Energy Corp.	2,600	362,102
Ground Transportation 0.8%
CSX Corp.	33,154	1,069,879
J.B. Hunt Transport Services, Inc.	1,250	213,325
Norfolk Southern Corp.	3,931	922,606

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Ground Transportation (cont’d.)
Old Dominion Freight Line, Inc.	3,200	$564,480
Uber Technologies, Inc.*	36,400	2,195,648
Union Pacific Corp.	10,556	2,407,190
		7,373,128
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	30,113	3,406,082
Align Technology, Inc.*	1,210	252,297
Baxter International, Inc.	8,974	261,682
Becton, Dickinson & Co.	4,865	1,103,723
Boston Scientific Corp.*	25,472	2,275,159
Cooper Cos., Inc. (The)*	3,500	321,755
Dexcom, Inc.*	6,720	522,614
Edwards Lifesciences Corp.*	10,110	748,443
GE HealthCare Technologies, Inc.	7,800	609,804
Hologic, Inc.*	4,000	288,360
IDEXX Laboratories, Inc.*	1,460	603,622
Insulet Corp.*	1,100	287,177
Intuitive Surgical, Inc.*	6,140	3,204,835
Medtronic PLC	22,115	1,766,546
ResMed, Inc.	2,590	592,307
Solventum Corp.*	2,572	169,906
STERIS PLC	1,600	328,896
Stryker Corp.	5,860	2,109,893
Teleflex, Inc.	700	124,586
Zimmer Biomet Holdings, Inc.	3,311	349,741
		19,327,428
Health Care Providers & Services 2.0%
Cardinal Health, Inc.	4,273	505,368
Cencora, Inc.	2,960	665,053
Centene Corp.*	8,608	521,473
Cigna Group (The)	4,768	1,316,635
CVS Health Corp.	21,746	976,178
DaVita, Inc.*	800	119,640
Elevance Health, Inc.	3,910	1,442,399
HCA Healthcare, Inc.	3,100	930,465
Henry Schein, Inc.*	2,200	152,240
Humana, Inc.	2,100	532,791
Labcorp Holdings, Inc.	1,400	321,048
McKesson Corp.	2,186	1,245,823
Molina Healthcare, Inc.*	1,000	291,050
Quest Diagnostics, Inc.	1,900	286,634

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	15,838	$8,011,811
Universal Health Services, Inc. (Class B Stock)	970	174,037
		17,492,645
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	2,700	263,385
Healthpeak Properties, Inc.	12,300	249,321
Ventas, Inc.	7,233	425,951
Welltower, Inc.(a)	10,200	1,285,506
		2,224,163
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	12,136	212,623
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc. (Class A Stock)*	7,400	972,434
Booking Holdings, Inc.	570	2,831,999
Caesars Entertainment, Inc.*	3,900	130,338
Carnival Corp.*	17,400	433,608
Chipotle Mexican Grill, Inc.*	23,550	1,420,065
Darden Restaurants, Inc.	2,053	383,275
Domino’s Pizza, Inc.	640	268,646
Expedia Group, Inc.*	2,000	372,660
Hilton Worldwide Holdings, Inc.	4,260	1,052,902
Las Vegas Sands Corp.	6,260	321,514
Marriott International, Inc. (Class A Stock)	4,040	1,126,918
McDonald’s Corp.	12,380	3,588,838
MGM Resorts International*	4,000	138,600
Norwegian Cruise Line Holdings Ltd.*	7,600	195,548
Royal Caribbean Cruises Ltd.	4,200	968,898
Starbucks Corp.	19,580	1,786,675
Wynn Resorts Ltd.	1,500	129,240
Yum! Brands, Inc.	4,864	652,554
		16,774,712
Household Durables 0.3%
D.R. Horton, Inc.(a)	4,900	685,118
Garmin Ltd.	2,700	556,902
Lennar Corp. (Class A Stock)	4,100	559,117
Mohawk Industries, Inc.*	940	111,982

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
NVR, Inc.*	55	$449,840
PulteGroup, Inc.	3,411	371,458
		2,734,417
Household Products 1.1%
Church & Dwight Co., Inc.	4,200	439,782
Clorox Co. (The)	2,082	338,138
Colgate-Palmolive Co.	14,260	1,296,376
Kimberly-Clark Corp.	5,766	755,577
Procter & Gamble Co. (The)	40,563	6,800,387
		9,630,260
Independent Power & Renewable Electricity Producers 0.1%
AES Corp. (The)	12,400	159,588
Vistra Corp.	5,800	799,646
		959,234
Industrial Conglomerates 0.4%
3M Co.	9,388	1,211,897
Honeywell International, Inc.	11,185	2,526,580
		3,738,477
Industrial REITs 0.2%
Prologis, Inc.	15,989	1,690,037
Insurance 2.0%
Aflac, Inc.	8,600	889,584
Allstate Corp. (The)	4,508	869,097
American International Group, Inc.(a)	10,751	782,673
Aon PLC (Class A Stock)	3,789	1,360,857
Arch Capital Group Ltd.	6,600	609,510
Arthur J. Gallagher & Co.	4,200	1,192,170
Assurant, Inc.	900	191,898
Brown & Brown, Inc.	4,000	408,080
Chubb Ltd.	6,553	1,810,594
Cincinnati Financial Corp.	2,607	374,626
Erie Indemnity Co. (Class A Stock)	440	181,381
Everest Group Ltd.	610	221,101
Globe Life, Inc.	1,333	148,656
Hartford Financial Services Group, Inc. (The)	5,053	552,798
Loews Corp.	3,217	272,448

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Marsh & McLennan Cos., Inc.	8,340	$1,771,499
MetLife, Inc.	9,950	814,706
Principal Financial Group, Inc.	3,800	294,158
Progressive Corp. (The)	10,116	2,423,895
Prudential Financial, Inc.(g)	6,000	711,180
Travelers Cos., Inc. (The)	3,931	946,939
W.R. Berkley Corp.	5,300	310,156
Willis Towers Watson PLC	1,700	532,508
		17,670,514
Interactive Media & Services 6.5%
Alphabet, Inc. (Class A Stock)	100,700	19,062,510
Alphabet, Inc. (Class C Stock)	82,040	15,623,698
Match Group, Inc.*	4,800	157,008
Meta Platforms, Inc. (Class A Stock)	37,520	21,968,335
		56,811,551
IT Services 1.1%
Accenture PLC (Ireland) (Class A Stock)	10,690	3,760,635
Akamai Technologies, Inc.*	2,700	258,255
Cognizant Technology Solutions Corp. (Class A Stock)	8,600	661,340
EPAM Systems, Inc.*	1,000	233,820
Gartner, Inc.*	1,330	644,345
GoDaddy, Inc. (Class A Stock)*	2,300	453,951
International Business Machines Corp.	15,874	3,489,581
VeriSign, Inc.*	1,380	285,605
		9,787,532
Leisure Products 0.0%
Hasbro, Inc.	2,254	126,021
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	4,898	657,997
Bio-Techne Corp.	2,880	207,446
Charles River Laboratories International, Inc.*	850	156,910
Danaher Corp.	11,120	2,552,596
IQVIA Holdings, Inc.*	3,010	591,495
Mettler-Toledo International, Inc.*	370	452,762
Revvity, Inc.	2,070	231,033
Thermo Fisher Scientific, Inc.	6,572	3,418,952

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
Waters Corp.*	1,020	$378,400
West Pharmaceutical Services, Inc.	1,140	373,418
		9,021,009
Machinery 1.6%
Caterpillar, Inc.	8,196	2,973,181
Cummins, Inc.	2,416	842,218
Deere & Co.	4,330	1,834,621
Dover Corp.	2,262	424,351
Fortive Corp.	6,050	453,750
IDEX Corp.	1,200	251,148
Illinois Tool Works, Inc.	4,786	1,213,538
Ingersoll Rand, Inc.	7,029	635,843
Nordson Corp.	900	188,316
Otis Worldwide Corp.	6,864	635,675
PACCAR, Inc.	9,046	940,965
Parker-Hannifin Corp.	2,208	1,404,354
Pentair PLC	2,846	286,422
Snap-on, Inc.	942	319,790
Stanley Black & Decker, Inc.	2,788	223,849
Westinghouse Air Brake Technologies Corp.	3,060	580,145
Xylem, Inc.	4,150	481,483
		13,689,649
Media 0.5%
Charter Communications, Inc. (Class A Stock)*(a)	1,690	579,281
Comcast Corp. (Class A Stock)	65,720	2,466,472
Fox Corp. (Class A Stock)	3,866	187,810
Fox Corp. (Class B Stock)	2,666	121,943
Interpublic Group of Cos., Inc. (The)	6,588	184,596
News Corp. (Class A Stock)	6,575	181,075
News Corp. (Class B Stock)	2,000	60,860
Omnicom Group, Inc.	3,434	295,461
Paramount Global (Class B Stock)(a)	9,597	100,385
		4,177,883
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	25,142	957,407
Newmont Corp.	19,897	740,566

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Nucor Corp.	4,012	$468,241
Steel Dynamics, Inc.	2,500	285,175
		2,451,389
Multi-Utilities 0.6%
Ameren Corp.	4,669	416,195
CenterPoint Energy, Inc.	11,179	354,710
CMS Energy Corp.	5,200	346,580
Consolidated Edison, Inc.	6,051	539,931
Dominion Energy, Inc.	14,650	789,049
DTE Energy Co.	3,487	421,055
NiSource, Inc.	8,000	294,080
Public Service Enterprise Group, Inc.	8,494	717,658
Sempra	11,056	969,832
WEC Energy Group, Inc.	5,433	510,919
		5,360,009
Office REITs 0.0%
BXP, Inc.	2,580	191,849
Oil, Gas & Consumable Fuels 2.9%
APA Corp.	6,648	153,502
Chevron Corp.(a)	28,747	4,163,716
ConocoPhillips	22,423	2,223,689
Coterra Energy, Inc.	13,500	344,790
Devon Energy Corp.	11,000	360,030
Diamondback Energy, Inc.	3,180	520,980
EOG Resources, Inc.	9,800	1,201,284
EQT Corp.	10,200	470,322
Exxon Mobil Corp.	75,674	8,140,252
Hess Corp.	4,734	629,669
Kinder Morgan, Inc.	33,380	914,612
Marathon Petroleum Corp.	5,476	763,902
Occidental Petroleum Corp.	11,779	582,000
ONEOK, Inc.	10,100	1,014,040
Phillips 66	7,128	812,093
Targa Resources Corp.	3,800	678,300
Texas Pacific Land Corp.	320	353,907
Valero Energy Corp.	5,400	661,986
Williams Cos., Inc. (The)	20,992	1,136,087
		25,125,161

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Passenger Airlines 0.2%
Delta Air Lines, Inc.	11,300	$683,650
Southwest Airlines Co.	10,574	355,498
United Airlines Holdings, Inc.*	5,700	553,470
		1,592,618
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,970	297,671
Kenvue, Inc.	33,500	715,225
		1,012,896
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	35,079	1,984,068
Eli Lilly & Co.	13,537	10,450,564
Johnson & Johnson	41,509	6,003,032
Merck & Co., Inc.	43,593	4,336,632
Pfizer, Inc.	98,163	2,604,264
Viatris, Inc.	20,599	256,457
Zoetis, Inc.	7,700	1,254,561
		26,889,578
Professional Services 0.6%
Automatic Data Processing, Inc.	6,948	2,033,888
Broadridge Financial Solutions, Inc.	2,000	452,180
Dayforce, Inc.*	2,900	210,656
Equifax, Inc.	2,030	517,345
Jacobs Solutions, Inc.	2,100	280,602
Leidos Holdings, Inc.	2,200	316,932
Paychex, Inc.	5,525	774,715
Paycom Software, Inc.	850	174,225
Verisk Analytics, Inc.	2,330	641,752
		5,402,295
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	5,100	669,579
CoStar Group, Inc.*	7,100	508,289
		1,177,868
Residential REITs 0.3%
AvalonBay Communities, Inc.	2,511	552,345
Camden Property Trust	1,800	208,872

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Residential REITs (cont’d.)
Equity Residential	5,900	$423,384
Essex Property Trust, Inc.	1,100	313,984
Invitation Homes, Inc.	10,200	326,094
Mid-America Apartment Communities, Inc.	1,970	304,503
UDR, Inc.	5,200	225,732
		2,354,914
Retail REITs 0.3%
Federal Realty Investment Trust	1,300	145,535
Kimco Realty Corp.	12,300	288,189
Realty Income Corp.	15,200	811,832
Regency Centers Corp.	2,800	207,004
Simon Property Group, Inc.	5,289	910,819
		2,363,379
Semiconductors & Semiconductor Equipment 11.2%
Advanced Micro Devices, Inc.*	27,828	3,361,344
Analog Devices, Inc.	8,416	1,788,063
Applied Materials, Inc.	14,188	2,307,394
Broadcom, Inc.	80,390	18,637,618
Enphase Energy, Inc.*	2,320	159,338
First Solar, Inc.*	1,800	317,232
Intel Corp.	74,448	1,492,682
KLA Corp.	2,290	1,442,975
Lam Research Corp.	22,120	1,597,728
Microchip Technology, Inc.	9,320	534,502
Micron Technology, Inc.	19,016	1,600,387
Monolithic Power Systems, Inc.	850	502,945
NVIDIA Corp.	422,200	56,697,238
NXP Semiconductors NV (China)	4,360	906,226
ON Semiconductor Corp.*	7,500	472,875
QUALCOMM, Inc.	19,100	2,934,142
Skyworks Solutions, Inc.	2,800	248,304
Teradyne, Inc.	2,700	339,984
Texas Instruments, Inc.	15,752	2,953,657
		98,294,634
Software 10.2%
Adobe, Inc.*	7,640	3,397,355
ANSYS, Inc.*	1,400	472,262
Autodesk, Inc.*	3,690	1,090,653
Cadence Design Systems, Inc.*	4,700	1,412,162

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Crowdstrike Holdings, Inc. (Class A Stock)*	4,000	$1,368,640
Fair Isaac Corp.*	420	836,191
Fortinet, Inc.*	11,100	1,048,728
Gen Digital, Inc.	9,517	260,575
Intuit, Inc.	4,830	3,035,655
Microsoft Corp.	127,912	53,914,908
Oracle Corp.	27,690	4,614,262
Palantir Technologies, Inc. (Class A Stock)*(a)	35,300	2,669,739
Palo Alto Networks, Inc.*	11,200	2,037,952
PTC, Inc.*	2,000	367,740
Roper Technologies, Inc.	1,840	956,524
Salesforce, Inc.	16,460	5,503,072
ServiceNow, Inc.*	3,550	3,763,426
Synopsys, Inc.*	2,640	1,281,350
Tyler Technologies, Inc.*	720	415,181
Workday, Inc. (Class A Stock)*	3,600	928,908
		89,375,283
Specialized REITs 0.9%
American Tower Corp.	8,050	1,476,450
Crown Castle, Inc.	7,400	671,624
Digital Realty Trust, Inc.	5,300	939,849
Equinix, Inc.	1,626	1,533,139
Extra Space Storage, Inc.	3,700	553,520
Iron Mountain, Inc.	5,105	536,587
Public Storage	2,600	778,544
SBA Communications Corp.	1,800	366,840
VICI Properties, Inc.	18,100	528,701
Weyerhaeuser Co.	13,139	369,863
		7,755,117
Specialty Retail 1.8%
AutoZone, Inc.*	290	928,580
Best Buy Co., Inc.	3,500	300,300
CarMax, Inc.*	2,600	212,576
Home Depot, Inc. (The)	17,164	6,676,624
Lowe’s Cos., Inc.	9,766	2,410,249
O’Reilly Automotive, Inc.*	990	1,173,942
Ross Stores, Inc.	5,600	847,112
TJX Cos., Inc. (The)	19,428	2,347,097

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Tractor Supply Co.	9,000	$477,540
Ulta Beauty, Inc.*	840	365,341
		15,739,361
Technology Hardware, Storage & Peripherals 7.8%
Apple, Inc.	260,162	65,149,768
Dell Technologies, Inc. (Class C Stock)	5,200	599,248
Hewlett Packard Enterprise Co.	23,202	495,363
HP, Inc.	16,902	551,512
NetApp, Inc.	3,500	406,280
Seagate Technology Holdings PLC	3,500	302,085
Super Micro Computer, Inc.*	9,100	277,368
Western Digital Corp.*	5,725	341,382
		68,123,006
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.*	2,560	519,910
Lululemon Athletica, Inc.*	1,900	726,579
NIKE, Inc. (Class B Stock)	20,674	1,564,402
Ralph Lauren Corp.	700	161,686
Tapestry, Inc.	4,000	261,320
		3,233,897
Tobacco 0.5%
Altria Group, Inc.	29,179	1,525,770
Philip Morris International, Inc.	26,879	3,234,888
		4,760,658
Trading Companies & Distributors 0.3%
Fastenal Co.	9,800	704,718
United Rentals, Inc.	1,150	810,106
W.W. Grainger, Inc.	764	805,294
		2,320,118
Water Utilities 0.0%
American Water Works Co., Inc.	3,300	410,817

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	8,370	$1,847,510

Total Common Stocks (cost $132,273,319)		857,159,495
Unaffiliated Exchange-Traded Fund 1.2%
iShares Core S&P 500 ETF (cost $8,795,923)	18,700	11,008,316

Total Long-Term Investments (cost $141,069,242)		868,167,811

Short-Term Investments 2.3%
Affiliated Mutual Funds 2.2%
PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(wb)	9,498,279	9,498,279
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $9,709,864; includes $9,693,349 of cash collateral for securities on loan)(b)(wb)	9,715,694	9,709,864

Total Affiliated Mutual Funds (cost $19,208,143)		19,208,143

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $832,411)	4.216%	03/20/25	840	832,495

Total Short-Term Investments (cost $20,040,554)				20,040,638

TOTAL INVESTMENTS 101.2% (cost $161,109,796)				888,208,449
Liabilities in excess of other assets(z) (1.2)%				(10,905,909)

Net Assets 100.0%				$877,302,540

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,495,177; cash collateral of $9,693,349 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at December 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
33	S&P 500 E-Mini Index	Mar. 2025	$9,793,988	$(308,796)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).